Line of credit - Additional Information (Detail) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Td Bank N. [Member] USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1.7	€ 1.3	$ 5.0
Line of Credit Facility, Interest Rate Description			Interest is payable monthly and is determined, at our discretion, based on (i) the Prime Rate, plus a margin percentage that is based on financial performance (not to be less than 6% in total) or (ii) an adjusted LIBOR rate (subject to a 2% interest rate floor), plus a margin percentage that is based on financial performance.
Line of Credit Facility, Interest Rate During Period			6.25%